Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Cash value of life insurance policies	$ 5,623,087	$ 5,462,336
Additional life insurance policies purchased by bank	419,150
Directors [Member]
Deferred Compensation Arrangement with Individual, Postretirement Benefits [Line Items]
Additional employer matching contribution percentage (in hundredths)	30.00%
Defined contribution plan payout period	10 years
Accrued liability for deferred director fees	968,398	851,751
Deferred director fees	131,310	141,166
Benefits paid	14,663	14,814
SERP [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning age of executive for the plan	65
Accrued compensation liability	908,484	783,041
Employee benefit expense	145,279	133,229
Defined benefits paid	19,836	19,836
Discount rate for the plan	5.25%	5.50%
SERP [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Future compensation payments	50,827
SERP [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Future compensation payments	89,914
Defined Contribution Plan [Member]
Defined Contribution Plan Disclosure [Line Items]
Employee contribution	6.00%
Employer contribution to plan amount	$ 154,958	$ 150,093